Provisions - Employee obligations - France - (Details) - France - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in net defined benefit liability (asset) [abstract]
Percentage change in cost of provision	1.00%	1.00%
Change in obligation	$ 3,288	$ 4,953
Not later than one year
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,016
Later than one year and not later than two years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,281
Later than two years and not later than three years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	2,078
Later than three years and not later than four years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,563
Later than four years and not later than five years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,488
Later than five years and not later than ten years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	8,458
FerroPem SAS | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	34,496	32,795
Current service cost	1,082	1,580
Borrowing costs	212	242
Actuarial differences	(3,003)	(2,170)
Benefits paid	(995)	(1,037)
Exchange differences	(2,412)	3,086
Others	(3,430)
Obligations at end of year	$ 25,950	$ 34,496